Accumulated Other Comprehensive Loss, Net of Tax	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accumulated Other Comprehensive Loss, Net of Tax
ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX:

	Year ended December 31
	2015	2016	2017
Opening balance of foreign currency translation account	$(13.5)	$(15.2)	$(15.2)
Foreign currency translation adjustments	(1.7)	—	0.7
Closing balance	(15.2)	(15.2)	(14.5)
Opening balance of unrealized net loss on cash flow hedges	(11.5)	(17.6)	(9.5)
Net gain (loss) on cash flow hedges(i)	(39.2)	(2.2)	27.9
Reclassification of net loss (gain) on cash flow hedges to operations(ii)	33.1	10.3	(10.6)
Closing balance(iii)	(17.6)	(9.5)	7.8

Actuarial gains (losses) on pension and non-pension post-employment benefit plans (note 19)	(7.0)	17.1	(1.2)
Reclassification of actuarial losses (gains) to deficit	7.0	(17.1)	1.2
Settlement loss (note 19)	—	—	(17.0)
Reclassification of settlement loss to deficit (note 19)	—	—	17.0
Closing balance	—	—	—
Accumulated other comprehensive loss	$(32.8)	$(24.7)	$(6.7)

(i)	Net of income tax expense of $2.8 for 2017 (2016 — $1.2 income tax recovery; 2015 — $2.8 income tax recovery).

(ii)	Net of income tax recovery of $0.3 for 2017 (2016 — $1.1 income tax expense; 2015 — $2.9 income tax expense).

(iii)	Net of income tax expense of $1.2 as of December 31, 2017 (December 31, 2016 — $1.3 income tax recovery; December 31, 2015 — $1.2 income tax recovery).
We expect that the majority of net gains or losses on cash flow hedges reported in the 2017 accumulated other comprehensive loss balance will be reclassified to operations during 2018, primarily in cost of sales as the underlying expenses that are being hedged are included in cost of sales.